Share-based Payments - Summary of the activity for the restricted shares issued under the Share Award Scheme (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares - Granted			0
Weighted-average grant date fair value - Granted	$ 0.78	$ 0.74
Share Options Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares - Outstanding	53,296,176
Number of shares - Granted	25,300,000
Number of shares - Vested	(21,470,416)
Number of shares - Forfeited	(3,523,200)
Number of shares - Outstanding	53,602,560	53,296,176
Number of shares - Expected to vest	53,602,560
Weighted-average grant date fair value - Outstanding	$ 0.70
Weighted-average grant date fair value - Granted	0.78
Weighted-average grant date fair value - Vested	0.65
Weighted-average grant date fair value - Forfeited	0.76
Weighted-average grant date fair value - Outstanding	0.76	$ 0.70
Weighted-average grant date fair value - Expected to vest	$ 0.76